Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of Property and equipment useful lives

Useful Life
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives
Electronic devices	3-5 years
Office equipment, fixtures and furniture	3-5 years
Automobile	3-5 years
Computer and network equipment	3-5 years

Schedule of Intangible assets useful lives

Useful Life
Licensed software	5 years
Capitalized development cost	5 years
Platform development	5 years
Customer relationship	4 years
Land use right	40 years

Schedule of Noncontrolling interests

	For the six months ended June 30,	For the year ended December 31,
	2022	2021

Infobird Guiyang	$(97,690)	$(73,283)
Infobird Anhui	(73)	(12)
Shanghai Qishuo	889,183	923,447
Total	$791,420	$850,152